Supplement to the
Strategic Advisers® Tax-Sensitive Short Duration Fund
July 30, 2021
Summary Prospectus

In connection with the sale of Wells Fargo Asset Management to GTCR LLC and Reverence Capital Partners, L.P. on November 1, 2021, sub-adviser Wells Capital Management, Inc. (WellsCap) became known as Allspring Global Investments, LLC (Allspring Investments). As a result, all references to Wells Capital Management, Inc. and WellsCap herein are replaced with reference to Allspring Global Investments, LLC and Allspring Investments, respectively.

TSS-SUM-21-01 1.9904711.100	November 29, 2021